TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Trade Receivables and Other Current Assets [Abstract]
Summary of trade receivables and other current assets
Brookfield Renewable's trade receivables and other current assets are as follows:

(MILLIONS)	June 30, 2024	December 31, 2023
Trade receivables	$706	$662
Collateral deposits(1)	196	178
Prepaids and other	131	127
Inventory	125	111
Sales taxes receivable	87	94
Short-term deposits and advances	79	23
Current portion of contract asset	65	61
Income tax receivable	54	74
Other short-term receivables	187	187
	$1,630	$1,517
(1)Collateral deposits are related to energy derivative contracts that Brookfield Renewable enters into in order to mitigate the exposure to wholesale market electricity prices on the future sale of uncontracted generation, as part of Brookfield Renewable's risk management strategy.